Lease liabilities	12 Months Ended
Dec. 31, 2021
Finance Debt
Lease liabilities

33.	Lease liabilities

The Company is the lessee in agreements primarily including oil and gas producing units, drilling rigs and other exploration and production equipment, vessels and support vessels, helicopters, lands and buildings.

Changes in the balance of lease liabilities are presented below:

	Balance at 12.31.2020	Remeasurement / new contracts	Payment of principal and interest (*)	Interest expenses	Foreign exchange gains and losses	Cumulative translation adjustment	Transfers	Balance at 12.31.2021
In Brazil	4,340	1,655	(1,560)	243	151	(272)	47	4,604
Abroad	17,310	4,474	(4,267)	990	1,288	(1,310)	(46)	18,439
Total	21,650	6,129	(5,827)	1,233	1,439	(1,582)	1	23,043

A maturity schedule of the lease arrangements (nominal amounts) is set out as follows:

Nominal Future Payments	up to 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	5 years onwards	Total	Recoverable taxes
Without readjustment
Vessels	2,620	1,644	885	380	243	1,150	6,922	218
Others	110	62	23	13	−	−	208	16
With readjustment - abroad (*)
Vessels	471	288	276	215	176	186	1,612	−
Platforms	1,700	1,434	1,460	1,414	1,339	11,986	19,333	−
With readjustment - Brazil
Vessels	361	272	184	101	43	18	979	87
Properties	94	89	90	90	90	869	1,322	9
Others	211	155	109	96	81	399	1,051	16
TOTAL	5,567	3,944	3,027	2,309	1,972	14,608	31,427	346
(*)	Contracts signed in the U.S. Dollars.

The following table presents information on leases by class of underlying assets:

Present Value of Future Payments	Discount rate (%)	Average Period	Recoverable taxes	Closing Balance	Opening Balance
Without readjustment
Vessels	3,5155	5.4 years	205	6,201	7,462
Others	1,5029	2.5 years	16	202	262
With readjustment - abroad (*)
Platforms	5,5194	14.6 years	−	13,059	10,747
Vessels	4,3124	4.7 years	−	1,431	1,530
With readjustment - Brazil
Vessels	6,8752	3.3 years	76	850	794
Properties	8,7184	21.5 years	7	590	643
Others	9,7347	7.9 years	14	710	212
TOTAL	5,2637	11.7 years	318	23,043	21,650
(*)	Incremental nominal rate on company debt calculated from the yield curve of bonds and credit risk of the Company, as well as terms .

Payments in certain lease agreements vary due to changes in facts or circumstances occurring after their inception other than the passage of time. Such payments are not included in the measurement of the lease obligations. Variable lease payments in the year ended December 31,2021 amounted to US$ 898, representing 15% in relation to fixed payments (US$ 785 and 13% in the same period of 2020).

In the year ended December 31, 2021, the Company recognized lease expenses in the amount of US$ 110 relating to short-term leases (US$ 118 in the same period of 2020).

At December 31, 2021, the nominal amounts of lease agreements for which the lease term has not commenced, as they relate to assets under construction or not yet available for use, is US$ 79,557 (US$ 67,408 at December 31, 2020). The increase in the year ended December 31, 2021 corresponds to new contractual commitment, including 2 floating production units.

The sensitivity analysis of financial instruments subject to exchange variation is presented in note 36.3.

33.1.	Accounting policy for lease liabilities

Lease liabilities, including those whose underlying assets are of low value, are measured at the present value of lease payments, which includes recoverable taxes, non-cancellable periods and options to extend a lease when they are reasonably certain. These payments are discounted at the Company's nominal incremental rate on loans, as the interest rates implicit in lease agreements with third parties usually cannot be readily determined.

Lease remeasurements reflect changes arising from contractual rates or indexes, as well as lease terms due to new expectations of lease extensions or terminations.

Unwinding of discount on the lease liability is classified as finance expense, while payments reduce their carrying amount. According to the Company’s foreign exchange risk management, foreign exchange variations on lease liabilities denominated in U.S. dollars are designated as instruments to protect cash flow hedge relationships from highly probable future exports (see note 36.3).

In the E&P segment, some activities are conducted by joint operations where the company is the operator. In cases where all parties to the joint operation are primarily responsible for the lease payments, the Company recognizes the lease liability in proportion to its share. When using underlying assets arising from a specific contract in which the Company is solely responsible for the lease payments, the lease liabilities remain fully recognized and the partners are charged in proportion to their interests.

Payments associated with short-term leases (term of 12 months or less) are recognized as an expense over the term of the lease.